[MHM final]
[Translation]

Filed Document:	SEMI-ANNUAL REPORT

Filed with:	Director of Kanto Local Finance Bureau

Filing Date:	July 31, 2009

Fiscal Year:	During the Fifteenth Term
(From November 1, 2008 to April 30, 2009)

Name of the Reporting Fund:	PUTNAM INCOME FUND

Name of the Issuer:	PUTNAM INCOME FUND

Name of Representative:	Charles E. Porter
Executive Vice President, Associate Treasurer,
Principal Executive Officer and Compliance
Liaison

Address of Principal Office:	One Post Office Square
Boston, Massachusetts 02109
U. S. A.

Name and Title of Reporting Agent:	Harume Nakano
Attorney-at-Law

Ken Miura
Attorney-at-Law

Address or Place of Business	Mori Hamada & Matsumoto
Marunouchi Park Building
6-1, Marunouchi 2-chome
Chiyoda-ku, Tokyo

Name of Liaison Contact:	Harume Nakano
Ken Miura
Attorneys-at-Law

Place of Liaison Contact:	Mori Hamada & Matsumoto
Marunouchi Park Building
6-1, Marunouchi 2-chome
Chiyoda-ku, Tokyo

Phone Number:	03-6212-8316

Places where a copy of this
Semi-annual Report is available
for Public Inspection	Not applicable.

I. STATUS OF INVESTMENT PORTFOLIO OF THE FUND

(1) Diversification of Investment Fund:

		(As of the end of May, 2009)

			Investment
Types of Assets	Name of Country	Total U.S. Dollars	Ratio (%)

US Government Agency		511,733,223
Mortgage Obligations	United States		56.30
US Government Guaranteed		103,317,475
Mortgage Obligations	United States		11.37

US Government & Agency
Mortgage Obligations	Sub-total	615,050,698	67.67

Mortgage-Backed Securities	United States	422,062,333	46.44

Short-Term Investments	United States	356,182,591	39.19

Corporate Bonds and Notes	United States	180,391,761	19.85
	United Kingdom	12,685,117	1.40
	Canada	7,074,789	0.78
	Germany	3,183,701	0.35
	France	2,062,486	0.23
	Spain	1,566,353	0.17
	Italy	1,198,389	0.13
	Luxembourg	591,985	0.07
	Netherlands	562,727	0.06
	Belgium	470,603	0.05
	Finland	258,127	0.03

Sub-total		210,046,038	23.11

Asset Backed Securities	United States	86,479,894	9.51
	United Kingdom	55,307	0.01

Sub-total		86,535,201	9.52

Purchased Options	United States	39,204,353	4.31

US Treasury Obligations	United States	7,613,864	0.84

Senior Loans	United States	4,566,754	0.50

Municipal Bonds and Notes	United States	2,440,992	0.27

Cash, Deposit and Other Assets		(834,811,103)	(91.85)
(After deduction of liabilities)

Total		908,891,721	100.00

(Net Asset Value)		(JPY87,690 million)

Note 1: Investment ratio is calculated by dividing each asset at its market value by the total Net Asset Value of the Fund. The same applies hereinafter.

Note 2: The exchange rate of U.S. Dollars ("dollar" or "$") into Japanese Yen is JPY 96.48 for one U.S. Dollar, which is the actual middle point between the selling and buying currency rate by telegraphic transfer of The Bank of Tokyo-Mitsubishi UFJ, Ltd. on May 29, 2009. The same applies hereinafter.

Note 3: In this report, money amounts and percentages have been rounded. Therefore, there are cases in which the amount for the "total" column is not equal to the aggregate amount. Also, conversion into other currencies is done simply by multiplying the corresponding amount by the conversion rate specified and rounded up when necessary. As a result, in this report, there are cases in which figures for the same information differ from each other.

Note 4:Details of the rating for the bonds invested by the Fund as of the end of May, 2009 are as follows:

							Caa and	Not
Rating	Aaa	Aa	A	Baa	Ba	B	below	rated	Total

Percentage (%)	62.72	4.39	11.18	12.35	2.54	2.25	1.88	2.69	100.00

(2) Results of Past Operations

(a) Record of Changes in Net Assets (Class M Shares)

Record of changes in net assets at the end of each of during the one year period up to and including the end of May, 2009 is as follows:

		Total Net Asset Value		Net Asset Value per Share

		Dollar	Yen
		(thousands)	(millions)	Dollar	Yen

2008 End of	June	221,311	21,352	6.35	613
	July	210,658	20,324	6.26	604
	August	202,888	19,575	6.18	596
	September	189,028	18,237	5.87	566
	October	167,743	16,184	5.28	509
	November	145,088	13,998	4.61	445
	December	153,474	14,807	4.91	474

2009 End of	January	160,703	15,505	5.13	495
	February	157,724	15,217	5.07	489
	March	158,771	15,318	5.15	497
	April	165,425	15,960	5.36	517
	May	171,471	16,544	5.59	539

(b) Record of Distributions Paid (Class M Shares)

Period	Amount of Dividend paid per Share

5th Fiscal Year (11/1/1998-10/31/1999)	$0.41	(JPY 40)

6th Fiscal Year (11/1/1999-10/31/2000)	$0.41	(JPY 40)

7th Fiscal Year (11/1/2000-10/31/2001)	$0.40	(JPY 39)

8th Fiscal Year (11/1/2001-10/31/2002)	$0.34	(JPY 33)

9th Fiscal Year (11/1/2002-10/31/2003)	$0.24	(JPY 23)

10th Fiscal Year (11/1/2003-10/31/2004)	$0.18	(JPY 17)

11th Fiscal Year (11/1/2004-10/31/2005)	$0.20	(JPY 19)

12th Fiscal Year (11/1/2005-10/31/2006)	$0.27	(JPY 26)

13th Fiscal Year (11/1/2006-10/31/2007)	$0.31	(JPY 30)

14th Fiscal Year (11/1/2007-10/31/2008)	$0.45	(JPY 43)

Record of distribution paid (Class M Shares) at the end of each month during the period from July 2007 up to and including June 2009 is as follows:

					Net Asset Value per Share
		Dividend			as of the Record Date
				Record
Month/Year		Dollar	Yen	Date	Dollar	Yen

2007 End of	July	0.025	2.412	7/23/07	6.61	638
	August	0.026	2.508	8/20/07	6.65	642
	September	0.026	2.508	9/18/07	6.67	644
	October	0.026	2.508	10/18/07	6.70	646
	November	0.026	2.508	11/16/07	6.69	645
	December	0.072	6.947	12/18/07	6.67	644

2008 End of	January	0.028	2.701	1/17/08	6.72	648
	February	0.028	2.701	2/15/08	6.64	641
	March	0.028	2.701	3/17/08	6.54	631
	April	0.038	3.666	4/18/08	6.43	620
	May	0.038	3.666	5/19/08	6.52	629
	June	0.038	3.666	6/18/08	6.37	615
	July	0.038	3.666	7/18/08	6.25	603
	August	0.038	3.666	8/18/08	6.22	600
	September	0.038	3.666	9/18/08	6.07	586
	October	0.038	3.666	10/20/08	5.62	542
	November	0.038	3.666	11/18/08	5.07	489
	December	0.038	3.666	12/18/08	4.67	451

2009 End of	January	0.038	3.666	1/16/09	5.09	491
	February	0.038	3.666	2/18/09	5.15	497
	March	0.038	3.666	3/18/09	5.08	490
	April	0.038	3.666	4/20/09	5.21	503
	May	0.038	3.666	5/18/09	5.54	534
	June	0.038	3.666	6/18/09	5.64	544

(c) Record of Changes in Annual Return (Class M Shares):

Annual Return

6/1/08 - 5/31/09	-5.49%

(Note) Annual Return (%) = 100 x {[(Ending NAV * A) / Beginning NAV) – 1}

"A" shall be obtained by multiplying together all the amounts of such dividend as distributed during the period divided by the net asset value per share on the ex-dividend day of the relevant distribution plus 1.

Provided that the Beginning NAV means net asset value per share on May 31, 2008 and the Ending NAV means net asset value per share on the end of May, 2009.

II. FINANCIAL CONDITIONS OF THE FUND

[Translation of Unaudited Semi-annual Accounts will be attached to the Japanese version of the Semi-annual Report.]

III RECORD OF SALES AND REPURCHASES (Class M Shares)

Record of sales and repurchases during one year period up to and including the end of May, 2009 and number of outstanding shares of the Fund as of the end of May, 2009 are as follows:

	Number of	Number of	Number of Out-
	Shares Sold	Shares Redeemed	standing Shares

Worldwide	1,581,620	6,173,412	30,652,687
(In Japan)	(1,110,700)	(5,644,900)	(29,244,100)

IV. OUTLINE OF THE MANAGEMENT COMPANY

(1) Amount of Capital Stock:

a. Fund (as of the end of May, 2009):

Not applicable.

b. Putnam Investment Management, LLC ("Investment Management Company"):

1. Amount of Member's Equity (as of the end of May, 2009):
$49,572,560†

2. Amount of member's equity (for the past five years):

Amount of
Year	Member's Equity

End of 2004*	-$9,155,466
End of 2005	$73,231,356
End of 2006	$70,594,104
End of 2007	$117,226,875
End of 2008	$58,526,939

† Unaudited.

(*) During 2004, Putnam Investment Management accrued $223,524,388 of regulatory settlements. This, along with net intercompany transactions with the Parent and its affiliates resulted in the decrease. Net income for the year ended December 31, 2004 was $89,819,256. This was offset by $243,460,758 of net intercompany transactions, which are factored as a reduction of Members' Equity.

(2) Description of Business and Outline of Operation

a. Fund:

The Fund may carry out any administrative and managerial act, including the purchase, sale, subscription and exchange of any securities, and the exercise of all rights directly or indirectly pertaining to the Fund's assets. The Fund has retained Putnam Investment Management, LLC, the investment adviser, to render investment advisory services and Putnam Investor Services, Inc., to hold the assets of the Fund in custody and act as Investor Servicing Agent.

b. Investment Management Company:

The Investment Management Company is engaged in the business of providing investment management and investment advisory services to mutual funds. As of the end of May, 2009, the Investment Management Company managed, advised, and/or administered the following 102 funds and fund portfolios (having an aggregate net asset value of nearly $54.5 billion):

			(As of the end of May, 2009)

Name of		Number of the	Total Net Asset Value
Country	Principal Characteristics	Funds	($ million)

	Closed-end bond fund	5	$2,295.05

	Open-end balanced fund	15	$13,915.91

U.S.A.	Open-end bond fund	33	$18,598.46

	Open-end equity fund	49	$19,674.17

	Total	102	$54,483.59

(3) Miscellaneous

a. Fund:

There has been, or is, no litigation which had or is expected to have a material effect on the Fund during the six months before the filing of this report.

b. Investment Management Company:

In late 2003 and 2004, the Investment Management Company settled charges brought by the SEC and the Massachusetts Securities Division in connection with excessive short-term trading in Putnam funds. Payments from the Investment Management Company will be distributed to certain open-end Putnam funds and their shareholders. These allegations and related matters have served as the general basis for certain lawsuits, including purported class action lawsuits against the Investment Management Company and, in a limited number of cases, some Putnam funds. The Investment Management Company believes that these lawsuits will have no material adverse effect on the funds or on the Investment Management Company's ability to provide investment management services. In addition, the Investment Management Company has agreed to bear any costs incurred by the Putnam funds as a result of these matters. The Investment Management Company and the Principal Underwriter are named as defendants in a civil suit in which the plaintiffs allege that the management and distribution fees paid by certain Putnam funds were excessive and seek recovery under the 1940 Act. The Investment Management Company and the Principal Underwriter have contested the plaintiffs' claims and the matter is currently pending in the U.S. District Court for the District of Massachusetts. Based on currently available information, the Investment Management Company believes that this action is without merit and that it is unlikely to have a material effect on the Investment Management Company's and the Principal Underwriter's ability to provide services to their clients, including the fund.

Except for the above, there has been, or is, no litigation or fact which caused or would cause, a material effect on the Investment Management Company during the six months before the filing of this report.

V. OUTLINE OF THE FINANCIAL STATUS OF THE INVESTMENT MANAGEMENT COMPANY

[Translation of Unaudited Semi-annual Accounts of the Investment Management Company will be attached to the Japanese version of the Semi-annual Report.]

[Translation]

Filed Document:	AMENDMENT TO SECURITIES
REGISTRATION STATEMENT

Filed with:	Director of Kanto Local Finance Bureau

Filing Date:	July 31, 2009

Name of the Issuer:	PUTNAM INCOME FUND

Name of Representative:	Charles E. Porter
Executive Vice President, Associate Treasurer,
Principal Executive Officer and Compliance
Liaison

Address of Principal Office:	One Post Office Square
Boston, Massachusetts 02109
U. S. A.

Name and Title of Registration Agent:	Harume Nakano
Attorney-at-Law

Ken Miura
Attorney-at-Law

Address or Place of Business	Mori Hamada & Matsumoto
Marunouchi Park Building
6-1, Marunouchi 2-chome
Chiyoda-ku, Tokyo

Name of Liaison Contact:	Harume Nakano
Ken Miura
Attorneys-at-Law

Place of Liaison Contact:	Mori Hamada & Matsumoto
Marunouchi Park Building
6-1, Marunouchi 2-chome
Chiyoda-ku, Tokyo

Phone Number:	03-6212-8316

- ii -

Public Offering or Sale for Registration

Name of the Fund Making Public	PUTNAM INCOME FUND
Offering or Sale of Foreign
Investment Fund Securities:

Aggregate Amount of	The maximum amount expected to be sold is 3.4
Foreign Investment Fund Securities	billion U.S. dollars (JPY 328 billion).
to be Publicly Offered or Sold:

Note: U.S.$ amount is translated into Japanese Yen at the rate of U.S.$l.00=JPY 96.48 the mean of the exchange rate quotations by The Bank of Tokyo-Mitsubishi UFJ, Ltd.
for buying and selling spot dollars by telegraphic transfer against yen on May 29,
2009.

Places where a copy of this Amendment
to Securities Registration Statement
is available for Public Inspection	Not applicable.

I.	Reason For Filing This Amendment to Securities Registration Statement:

This statement purports to amend and update the relevant information of the
Securities Registration Statement ("SRS") filed on April 6, 2009 due to the fact that the aforementioned Semi-annual Report was filed today and due to the fact that there is the matters to be modified.
The exchange rates used in this statement to translate the amended amounts of foreign currencies are different from those used before these amendments, as the latest exchange rates are used in this statement.

II.	Contents of the Amendments:

1.	Due to the Fact that the aforementioned Semi-annual Report:

Part II. INFORMATION CONCERNING THE FUND

The following matters in the original Japanese SRS are amended to have the same contents as those provided in the following items of the aforementioned Semi-annual
Report:

	Before amendment		After amendment

	[Original Japanese SRS]		[Aforementioned Semi-annual Report]

I.	Description of the Fund	I.	Status of Investment Portfolio of the Fund

5.	Status of Investment Portfolio

(1)	Diversification of Investment Portfolio	(1)	Diversification of Investment Portfolio

(3)	Results of Past Operations	(2)	Results of Past Operations

(a)	Record of Changes in Net Assets (Class M	(a)	Record of Changes in Net Assets (Class M
	Shares)		Shares)

	(Regarding the amounts as at the end of		(Regarding the amounts as at the end of
	each month during one-year period from,		each month during one-year period from,
	and including, the latest relevant date		and including, the latest relevant date
	appertaining to the filing date of the		appertaining to the filing date of the
	original Japanese SRS)		afore-mentioned Semi-annual Report)

(b)	Record of Distributions Paid (Class M	(b)	Record of Distributions Paid (Class M
	Shares)		Shares)

	(Regarding the dividends paid each month		(Regarding the dividends paid each month
	during one-year period up to the latest		during one year period up to the latest
	relevant date of the original Japanese		relevant date of the afore-mentioned
	SRS)		Semi-annual Report)

(c)	Record of Annual Return (Class M Shares)	(c)	Record of Annual Return (Class M Shares)

(The record of annual return during one
year period up to the latest relevant date of
the afore-mentioned Semi-annual Report
is added.)

Part III.	DETAILED INFORMATION CONCERNING THE FUND

With respect to Section IV. the Financial Conditions of the Fund in the original SRS,
Item II. Financial Conditions of the Fund in the aforementioned Semi-annual Report is added to the original SRS.

V.	Record of Sales and Repurchases (Class M	III.	Record of Sales and Repurchases (Class M
	Shares)		Shares)
(The record of sales and repurchases during
one year period up to the latest relevant
date of the afore-mentioned Semi-annual
Report is added.)

Part IV.	SPECIAL INFORMATION

I.	Outline of the Management Company	IV.	Outline of the Management Company

1.	Outline of the Management Company

B.	Putnam Investment Management, LLC
(Investment Management Company)

(1)	Amount of Capital Stock	(1)	Amount of Capital Share

		b.	Putnam Investment Management, LLC
(Investment Management Company)

2.	Description of Business and Outline of	(2)	Summary of Business and Outline of
	Operation		Operation

B.	The Investment Management Company	b.	Investment Management Company

5.	Miscellaneous	(3)	Miscellaneous

B.	The Investment Management Company	b.	Investment Management Company

(e)	Litigation, etc.

With respect to Section 3.B. the Financial Conditions of the Investment Management
Company in the original SRS, Item V. Outline of the Financial Status of the
Investment Management Company in the aforementioned Semi-annual Report is added to the original SRS.

2.	Due to the fact that there are the matters to be modified:

Cover page:

[Before Amendment]
- Omitted. -
Address or Place of Business		Marunouchi Kitaguchi Building
6-5, Marunouchi 1-chome
Chiyoda-ku, Tokyo (1)
- Omitted. -
Place of Liaison Contact:		Mori Hamada & Matsumoto
Marunouchi Kitaguchi Building
6-5, Marunouchi 1-chome
Chiyoda-ku, Tokyo (1)
- Omitted. -
Aggregate Amount of		Up to 3.4 billion U.S. dollars (approximately
Foreign Investment Fund Securities		JPY 304.5 billion) (2) for Class M Shares.
to be Publicly Offered or Sold:

Note 1:	The above Address or Place of Business and Place of Liaison Contact will be changed to
"Marunouchi Park Building, 6-1, Marunouchi 2-chome, Chiyoda-ku, Tokyo" as from May
7, 2009.

Note 2:	U.S.$ amount is translated into Japanese Yen at the rate of U.S.$l.00 = JPY 89.55 the mean of the exchange rate quotations by The Bank of Tokyo-Mitsubishi UFJ, Ltd. for buying and selling spot dollars by telegraphic transfer against yen on January 30, 2009.
- Omitted. -
[After Amendment]
- Omitted. -
Address or Place of Business		Mori Hamada & Matsumoto
Marunouchi Park Building
6-1, Marunouchi 2-chome, Chiyoda-ku, Tokyo
- Omitted. -
Place of Liaison Contact:		Mori Hamada & Matsumoto
Marunouchi Park Building
6-1, Marunouchi 2-chome, Chiyoda-ku, Tokyo
- Omitted. -
Aggregate Amount of		Up to 3.4 billion U.S. dollars (approximately
Foreign Investment Fund Securities		JPY 304.5 billion) for Class M Shares.
to be Publicly Offered or Sold:

Note:	U.S.$ amount is translated into Japanese Yen at the rate of U.S.$l.00 = JPY 89.55 the mean of the exchange rate quotations by The Bank of Tokyo-Mitsubishi UFJ, Ltd. for buying and selling spot dollars by telegraphic transfer against yen on January 30, 2009.
- Omitted. -

PART I.	INFORMATION CONCERNING SECURITIES
8.	PLACE OF SUBSCRIPTION:
[Before Amendment]

Mizuho Investors Securities Co., Ltd.
(hereinafter referred to as "Mizuho Investors" or
"Distributor")
Shibusawa City Place A., 13-16, Nihonbashi-
Kayaba-cho 1-chome, Chuo-ku, Tokyo
Note:	The subscription is handled at the head office and the branch offices in Japan of the above-mentioned Distributor.

[After Amendment]
Mizuho Investors Securities Co., Ltd.
(hereinafter referred to as "Mizuho Investors" or
"Distributor")
Shibusawa City Place A., 13-16, Nihonbashi-
Kayaba-cho 1-chome, Chuo-ku, Tokyo
Note:	The subscription is handled at the head office and the branch offices in Japan of the above-mentioned Distributor.

The above address of the Distributor shall be amended as of October 12, 2009 as follows:

Shibusawa City Place Kakigaracho, 10-30, Nihonbashi- Kakigara-cho
2-chome, Chuo-ku, Tokyo

PART II.	INFORMATION CONCERNING THE FUND

I.	DESCRIPTION OF THE FUND

1.	NATURE OF THE FUND

(2)	Structure of the Fund

(iii)	Outline of the Investment Management Company

B.	Putnam Investment Management, LLC (the "Investment Management Company")

(C)	Amount of Capital Stock
[Before Amendment]
	1.	Amount of Member's Equity (as of the end of January, 2009):
$43,710,643 †

	2.	Amount of member's equity (for the past five years):
Amount of
	Year	Member's Equity

	End of 2004*	-$9,155,466
	End of 2005	$73,231,356
	End of 2006	$70,594,104
	End of 2007	$117,226,875
	End of 2008	$58,526,939 †
† Unaudited.

*	During 2004, the Investment Management Company accrued $223,524,388 of regulatory settlements. This, along with net intercompany transactions with the Parent and its affiliates resulted in the decrease. Net income for the year ended December 31, 2004 was
$89,819,256. This was offset by $243,460,758 of net intercompany transactions, which are factored as a reduction of Members' Equity.

[After Amendment]
1.	Amount of Member's Equity (as of the end of May, 2009):
$49,572,560 †

2.	Amount of member's equity (for the past five years):

Amount of
Year	Member's Equity

End of 2004*	-$9,155,466
End of 2005	$73,231,356
End of 2006	$70,594,104
End of 2007	$117,226,875
End of 2008	$58,526,939

† Unaudited.

* During 2004, the Investment Management Company accrued $223,524,388 of regulatory settlements. This, along with net intercompany transactions with the Parent and its affiliates resulted in the decrease. Net income for the year ended December 31, 2004 was
$89,819,256. This was offset by $243,460,758 of net intercompany transactions, which are factored as a reduction of Members' Equity.

PART III. DETAILED INFORMATION CONCERNING THE FUND

III.	MANAGEMENT AND ADMINISTRATION

3.	Rights of Shareholders, Etc.:

(3)	Agent in Japan:

[Before Amendment]

Mori Hamada & Matsumoto
Marunouchi Kitaguchi Building
6-5, Marunouchi 1-chome
Chiyoda-ku, Tokyo

Note: The above address will be changed to "Marunouchi Park Building, 6-1, Marunouchi
2-chome, Chiyoda-ku, Tokyo" as from May 7, 2009. Same applies hereinafter.

- Omitted. -

The agent for the registration with the Director of Kanto Local Finance
Bureau of the Ministry of Finance of Japan of the continuous disclosure and for the filing of the notification with the Commissioner of the Financial Services Agency is each of the following persons:
Harume Nakano
Ken Miura
Attorneys-at-law
Mori Hamada & Matsumoto
Marunouchi Kitaguchi Building
6-5, Marunouchi 1-chome

Chiyoda-ku, Tokyo

[After Amendment]

Mori Hamada & Matsumoto
Marunouchi Park Building
6-1, Marunouchi 2-chome
Chiyoda-ku, Tokyo
- Omitted. -
The agent for the registration with the Director of Kanto Local Finance
Bureau of the Ministry of Finance of Japan of the continuous disclosure and for the filing of the notification with the Commissioner of the Financial Services Agency is each of the following persons:

Harume Nakano
Ken Miura
Attorneys-at-law
Mori Hamada & Matsumoto
Marunouchi Park Building
6-1, Marunouchi 2-chome
Chiyoda-ku, Tokyo

(4) Jurisdiction:
[Before Amendment]

Limited only to litigation brought by Japanese investors regarding transactions relating to (3)(b) above, the Fund has agreed that the following court has jurisdiction over such litigation and the Japanese law is applicable thereto. Execution procedures of judgments shall be subject to Japanese law.
Tokyo District Court
1-4, Kasumigaseki 1-chome
Chiyoda-ku, Tokyo

[After Amendment]

The Fund acknowledges that the following court shall have jurisdiction over litigations related to transactions in the Shares of the Fund acquired by Japanese investors:
Tokyo District Court
1-4, Kasumigaseki 1-chome
Chiyoda-ku, Tokyo
Enforcement proceedings of a final and definitive judgement on such litigation will be conducted in accordance wit the applicable laws of the relevant jurisdiction.

Attachment:

With respect to Attachment, the relevant information from March 2007 to June 2007 is added as follows:

[Before Amendment]

Net asset value per share as at the ex-dividend date:
(From December 1994 to February 2009)

		Amount of Dividend		Net asset value per share as
Year / Month		Paid (US$)	Ex-dividend Date	at the ex-dividend date

(Omitted.)

2009	January	0.038	1/20/2009	5.08
	February	0.038	2/19/2009	5.11

[After Amendment]

Net asset value per share as at the ex-dividend date:
(From December 1994 to June 2009)

		Amount of Dividend		Net asset value per share as
Year / Month		Paid (US$)	Ex-dividend Date	at the ex-dividend date

(Omitted.)

2009	January	0.038	1/20/2009	5.08
	February	0.038	2/19/2009	5.11
	March	0.038	3/19/2009	5.10
	April	0.038	4/21/2009	5.17
	May	0.038	5/19/2009	5.52
	June	0.038	6/19/2009	5.64